Stock Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Apr. 30, 2021
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award, Options exercised in period, Total intrinsic value		$ 206		$ 1	$ 6
Stock-based compensation expense		$ 2,050	$ 188	331	$ 263
Employee Stock Purchase Plan ESPP [Member]
Share Based Payment Arrangement [Line Items]
Common stock capital, Shares reserved for future issuance							220,251
2021 Equity Incentive Plan [Member]
Share Based Payment Arrangement [Line Items]
Common stock capital, Shares reserved for future issuance							2,213,773
Share-based compensation arrangement by share-based payment award, Number of shares available for issuance		1,510,665
2017 and 2021 Amended Equity Incentive Plan [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award, Options granted in period, Weighted average grant date fair value		$ 6.66
2017 and 2021 Amended Equity Incentive Plan [Member] | Unvested Stock Options And Restricted Stock Awards [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation, Nonvested awards, Compensation cost not yet recognized Stock options and equity instruments other than options		$ 10,348		$ 4,219
Share based compensation, Nonvested awards, Compensation cost not yet recognized period of recognition stock options and equity instruments other than options		3 years 1 month 24 days		2 years
2017 Equity Incentive Plan [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award, Number of shares authorized				3,052,169
Share based compensation arrangement by share based payment award, Vesting period						4 years
Share based compensation arrangement by share based payment award, Vesting percentage						25.00%
Share-based compensation arrangement by share-based payment award, Number of shares available for issuance				1,150,088
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						286,578
2017 Equity Incentive Plan [Member] | Maximum [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award, Expiration period						10 years
2017 Equity Incentive Plan [Member] | Minimum [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award, Expiration period						3 years
Restricted Stock [Member] | 2017 and 2021 Amended Equity Incentive Plan [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award, Vesting period	1 year
Share based compensation arrangement by share based payment award, Equity instruments other than options nonvested, Weighted average Grant date fair value	$ 6.37
Stock-based compensation expense		$ 236
Employee Stock [Member]
Share Based Payment Arrangement [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent		85.00%
Share Based Compensation Arrangement By Share Based Payment Award Minimum Employee Subscription Rate		1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate		15.00%
Common Stock Capital Shares Minimum Increase In Shares Reserved For Future Issuance		440,502
Percentage Of Shares Of Company Common Stock Outstanding For Increase In Shares Reserved For Issuance Under Stock Plan		1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		0
Common Class A [Member] | Restricted Stock [Member]
Share Based Payment Arrangement [Line Items]
Share based compensation arrangement by share based payment award, Restricted shares of fully issued and outstanding common stock	49,636